Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Summary of reconciliation of actual tax expenses for income taxes
U.S. federal statutory rate	(31.00%)	(31.00%)
State income tax, net of federal benefit	(7.00%)	(7.00%)
Non-deductible stock compensation	22.00%
Change in fair value of derivative expense	4.00%
Amortization of debt discount and issuance costs	9.00%
Impairment loss	6.00%
Deferred tax true-up	(12.00%)
Utilization of NOL	(2.00%)
Other permanent differences	(1.00%)
Change in valuation allowance	12.00%	38.00%
Income tax provision (benefit)